Equity - Additional Information (Detail) $ / shares in Units, R$ in Thousands						12 Months Ended
	Dec. 11, 2019 USD ($) shares	Nov. 30, 2019 shares	Aug. 31, 2018 USD ($) shares	Aug. 09, 2018 shares	Mar. 31, 2017 shares	Dec. 31, 2019 BRL (R$) Votes shares	Dec. 31, 2018 BRL (R$) shares	Dec. 31, 2017 BRL (R$) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 01, 2019 shares	Dec. 31, 2016 shares
Disclosure of classes of share capital [line items]
Authorized share capital | $									$ 35,000
Authorized shares						3,500,000,000			3,500,000,000
Authorized shares, par value | $ / shares									$ 1
Authorized shares but unissued						500,000,000			500,000,000
Issued capital | R$						R$ 23	R$ 21
Number of shares outstanding						551,800,326	509,247,134	484,918,517	551,800,326		484,918,517
Capital contributions received | R$						R$ 4,504,826	R$ 673,294
Reverse Share Split Ratio		4:1
Issued Capital Before Share Split		2,036,988,542
Issued Capital After Share Split		509,247,136
Number of shares issued new shares						42,553,192
Outstanding number of Shares reserved under plans						4,112,046			4,112,046
Dividends distributed | R$						R$ 511,143	204,090	R$ 318,856
Top of range [member]
Disclosure of classes of share capital [line items]
Maximum number of shares available for issuance under the share-based plan						5.00%			5.00%
Restricted Stock Units [Member]
Disclosure of classes of share capital [line items]
Outstanding number of Shares reserved under plans						1,921,669			1,921,669
Performance Stock Units [Member]
Disclosure of classes of share capital [line items]
Outstanding number of Shares reserved under plans						2,190,377			2,190,377
Equity attributable to owners of parent [member]
Disclosure of classes of share capital [line items]
Capital contributions received | R$						R$ 4,504,826	673,294
Dividends distributed | R$						R$ 500,000	R$ 200,000	314,998
Other reserves [member]
Disclosure of classes of share capital [line items]
Dividends distributed | R$								R$ 37,437
Class A Common Shares [Member]
Disclosure of classes of share capital [line items]
Authorized shares						2,000,000,000			2,000,000,000
Common shares issued						2,000,000,000			2,000,000,000	257,456,251,558
Issued capital | $									$ 23,000
Number of shares outstanding						354,181,346	255,132,815	276,000,013	354,181,346		325,011,655
Number of shares issued	83,387,238
Number of shares issued, value | $	$ 2,000
Authorized conversion of shares				83,468,792	196,046,598
Authorized conversion of shares post reverse stock split				20,867,198	49,011,649
Number of shares issued new shares						42,553,192
Class B Common Shares [Member]
Disclosure of classes of share capital [line items]
Authorized shares						1,000,000,000			1,000,000,000
Common shares issued						1,000,000,000			1,000,000,000	251,790,558
Number of shares outstanding						197,618,980	254,114,319	208,918,504	197,618,980		159,906,862
Number of shares issued			97,314,470
Number of votes per share | Votes						10
Authorized conversion of shares		30,807,911			28
Authorized conversion of shares post reverse stock split					7
Capital contributions received | $			$ 673,294
Preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued			24,328,617